Aberdeen International Equity Fund
Aberdeen International Equity Fund
Objective
The Aberdeen International Equity Fund (the “International Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges,” “Reduction and Waiver of Class T Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 171, 174 and 228 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges,” “Reduction of Sales Charges” and “Class T Shares” sections on pages 155, 156 and 159 of the Fund’s Statement of Additional Information, respectively. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class shares or Institutional Service Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen International Equity Fund - USD ($)		Class A		Class C		Class R	Class T	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none		none	2.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	1.00%	[2]	none	none	none	none
Small Account Fee	[3]	$ 20		$ 20		none	$ 20	$ 20	$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
[3]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen International Equity Fund		Class A	Class C	Class R	Class T	Institutional Class	Institutional Service Class
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none
Other Expenses	[1]	0.33%	0.40%	0.42%	0.33%	0.22%	0.27%
Total Annual Fund Operating Expenses		1.38%	2.20%	1.72%	1.38%	1.02%	1.07%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	none	0.10%	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.38%	2.10%	1.72%	1.38%	1.02%	1.07%
[1]	Other Expenses for Class A, Class C, Class R, Institutional Class and Institutional Service Class shares have been restated to reflect current fees. Other Expenses for Class T shares are estimated for the current fiscal year because Class T has not commenced operations as of the date of this prospectus.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2019 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares, Class T Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	707	987	1,287	2,137
Class C	313	679	1,171	2,526
Class R	175	542	933	2,030
Class T	387	676	986	1,866
Institutional Class	104	325	563	1,248
Institutional Service Class	109	340	590	1,306

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen International Equity Fund | Class C | USD ($)	213	679	1,171	2,526

Portfolio Turnover

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.11% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the International Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive the highest concentration of their earnings or revenues from, a number of countries around the world other than the U.S.  For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of, or has its principal office in, a country outside the U.S.;

•                  has its principal securities trading market in a country outside the U.S.; and/or

•                  derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the International Equity Fund.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries.  At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, Adviser seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and evaluates other business risks. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, the Adviser evaluates ESG factors as part of the investment analysis process and this forms an integral component of the Adviser’s quality rating for all companies. In the price filter, the Adviser assesses the value of a company by reference to financial ratios, and estimates the value of the company relative to its market price and the valuations of other potential investments. The Adviser may sell a security when it perceives that a company’s business direction or growth potential has changed or the company’s valuations no longer offer attractive relative value.

Principal Risks

The International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Country/Regional Focus Risk — Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk —The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. They are subject to different accounting and regulatory standards, and political and economic risks.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Management Risk — The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap Securities Risk — Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the International Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex U.S. Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the International Equity Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Predecessor Fund”), which was a registered investment company. The International Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the International Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The International Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Aberdeen Asset Managers Limited (“AAML”) (formerly, Aberdeen Asset Management Investment Services Limited (“AAMISL”)) began sub-advising the Fund on January 1, 2009. Performance prior to this date reflects the performance of an unaffiliated sub-adviser.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.

Class T shares have not commenced operations as of the date of this prospectus.  Class T returns are based on the previous performance of the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 26.47% - 2nd quarter 2009 Lowest Return: -25.42% - 3rd quarter 2008
Average Annual Returns As of December 31, 2017

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	18.59%	2.18%	0.10%
Class C	23.94%	2.67%	(0.01%)
Class R	25.44%	3.10%	0.44%
Class T	22.63%	2.86%	0.44%
Institutional Class	26.31%	3.74%	1.01%
Institutional Service Class	26.17%	3.62%	0.91%
After Taxes on Distributions | Class A	18.14%	1.33%	(0.63%)
After Taxes on Distributions and Sale of Fund Shares | Class A	10.52%	1.26%	(0.26%)
MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	27.77%	7.28%	2.31%